UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Gordon Dinsmore

President

Guardian Variable Products Trust

7 Hanover Square New York, N.Y. 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 98.0%
Air Freight & Logistics — 1.6%
United Parcel Service, Inc., Class B	1,770	$185,248

		185,248

Beverages — 3.7%
Anheuser-Busch InBev S.A., ADR	2,210	242,967
The Coca-Cola Co.	4,060	176,326

		419,293

Biotechnology — 7.1%
Alexion Pharmaceuticals, Inc.(1)	1,660	185,023
Biogen, Inc.(1)	800	219,056
Celgene Corp.(1)	3,000	267,630
Regeneron Pharmaceuticals, Inc.(1)	400	137,744

		809,453

Capital Markets — 4.4%
BlackRock, Inc.	510	276,277
The Charles Schwab Corp.	4,300	224,546

		500,823

Chemicals — 3.3%
Ecolab, Inc.	1,540	211,088
Praxair, Inc.	1,120	161,616

		372,704

Communications Equipment — 1.9%
Palo Alto Networks, Inc.(1)	1,230	223,270

		223,270

Consumer Finance — 1.6%
American Express Co.	1,990	185,627

		185,627

Energy Equipment & Services — 2.0%
Schlumberger Ltd.	3,470	224,787

		224,787

Equity Real Estate Investment — 1.6%
Equinix, Inc. REIT	430	179,800

		179,800

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	1,000	188,430
CVS Health Corp.	1,760	109,490

		297,920

Food Products — 1.2%
McCormick & Co., Inc.	1,259	133,945

		133,945

Health Care Equipment & Supplies — 1.4%
DENTSPLY SIRONA, Inc.	3,182	160,086

		160,086

Health Care Providers & Services — 2.7%
UnitedHealth Group, Inc.	1,470	314,580

		314,580

Hotels, Restaurants & Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	350	113,088
Yum China Holdings, Inc.	5,090	211,235

		324,323

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	1,530	$221,100

		221,100

Internet & Direct Marketing Retail — 5.8%
Amazon.com, Inc.(1)	461	667,224

		667,224

Internet Software & Services — 11.5%
Akamai Technologies, Inc.(1)	4,240	300,955
Alphabet, Inc., Class A(1)	250	259,285
Alphabet, Inc., Class C(1)	354	365,254
eBay, Inc.(1)	2,750	110,660
Facebook, Inc., Class A(1)	1,720	274,839

		1,310,993

IT Services — 5.5%
PayPal Holdings, Inc.(1)	3,030	229,886
Visa, Inc., Class A	3,320	397,138

		627,024

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	1,130	233,300

		233,300

Machinery — 1.3%
Caterpillar, Inc.	1,020	150,328

		150,328

Media — 3.9%
Comcast Corp., Class A	6,720	229,622
The Walt Disney Co.	2,140	214,942

		444,564

Oil, Gas & Consumable Fuels — 1.5%
Pioneer Natural Resources Co.	970	166,627

		166,627

Pharmaceuticals — 3.9%
Johnson & Johnson	1,300	166,595
Zoetis, Inc.	3,380	282,264

		448,859

Semiconductors & Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	2,010	208,819

		208,819

Software — 14.7%
Adobe Systems, Inc.(1)	1,670	360,854
Microsoft Corp.	5,040	460,001
Oracle Corp.	4,610	210,907
Red Hat, Inc.(1)	2,050	306,495
Splunk, Inc.(1)	2,000	196,780
VMware, Inc., Class A(1)	1,230	149,162

		1,684,199

Specialty Retail — 2.4%
The Home Depot, Inc.	1,520	270,925

		270,925

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	1,310	$219,792

		219,792

Trading Companies & Distributors — 2.0%
WW Grainger, Inc.	830	234,284

		234,284

Total Common Stocks (Cost $9,109,276)		11,219,897

	Principal Amount	Value

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $246,008, due 4/2/2018(2)	$246,000	246,000

Total Repurchase Agreements (Cost $246,000)		246,000

Total Investments — 100.2% (Cost $9,355,276)		11,465,897

Liabilities in excess of other assets — (0.2)%		(17,178)

Total Net Assets — 100.0%		$11,448,719

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$255,000	$254,804

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,219,897	$—	$—	$11,219,897
Repurchase Agreements	—	246,000	—	246,000

Total	$11,219,897	$246,000	$—	$11,465,897

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 98.5%
Aerospace & Defense — 2.3%

The Boeing Co.	604	$198,039

		198,039

Airlines — 0.6%
United Continental Holdings, Inc.(1)	716	49,740

		49,740

Banks — 0.7%
SVB Financial Group(1)	254	60,963

		60,963

Beverages — 1.3%
Monster Beverage Corp.(1)	1,939	110,930

		110,930

Biotechnology — 2.7%
Biogen, Inc.(1)	209	57,229
Incyte Corp.(1)	440	36,665
Seattle Genetics, Inc.(1)	877	45,902
TESARO, Inc.(1)	328	18,742
Vertex Pharmaceuticals, Inc.(1)	447	72,852

		231,390

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	1,175	69,196

		69,196

Capital Markets — 2.6%
BlackRock, Inc.	129	69,882
Intercontinental Exchange, Inc.	1,124	81,512
MarketAxess Holdings, Inc.	324	70,451

		221,845

Chemicals — 1.9%
PPG Industries, Inc.	985	109,926
The Sherwin-Williams Co.	124	48,623

		158,549

Consumer Finance — 1.0%
Capital One Financial Corp.	846	81,064

		81,064

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	2,205	105,443

		105,443

Electrical Equipment — 1.8%
AMETEK, Inc.	1,111	84,403
Eaton Corp. PLC	829	66,245

		150,648

Electronic Equipment, Instruments & Components — 1.5%
CDW Corp.	842	59,201
IPG Photonics Corp.(1)	286	66,747

		125,948

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	624	117,580

		117,580

Health Care Equipment & Supplies — 3.2%
Baxter International, Inc.	1,157	75,251
Boston Scientific Corp.(1)	2,618	71,524

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
Hologic, Inc.(1)	1,345	$50,249
Medtronic PLC	928	74,444

		271,468

Health Care Providers & Services — 3.4%
Aetna, Inc.	520	87,880
UnitedHealth Group, Inc.	932	199,448

		287,328

Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc.	1,118	88,054

		88,054

Household Durables — 0.9%
Mohawk Industries, Inc.(1)	338	78,490

		78,490

Household Products — 1.0%
Colgate-Palmolive Co.	1,193	85,514

		85,514

Insurance — 0.9%
The Allstate Corp.	822	77,926

		77,926

Internet & Direct Marketing Retail — 8.3%
Amazon.com, Inc.(1)	263	380,651
Booking Holdings, Inc.(1)	78	162,270
Netflix, Inc.(1)	383	113,119
Wayfair, Inc., Class A(1)	651	43,962

		700,002

Internet Software & Services — 11.3%
Alphabet, Inc., Class A(1)	345	357,813
Alphabet, Inc., Class C(1)	161	166,118
Facebook, Inc., Class A(1)	1,854	296,251
GoDaddy, Inc., Class A(1)	2,126	130,579

		950,761

IT Services — 7.7%
Cognizant Technology Solutions Corp., Class A	862	69,391
FleetCor Technologies, Inc.(1)	459	92,947
Global Payments, Inc.	923	102,933
MasterCard, Inc., Class A	1,641	287,438
PayPal Holdings, Inc.(1)	1,241	94,155

		646,864

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	570	117,682

		117,682

Machinery — 3.7%
Gardner Denver Holdings, Inc.(1)	1,462	44,854
Illinois Tool Works, Inc.	464	72,690
Nordson Corp.	507	69,124
Snap-on, Inc.	483	71,262
The Middleby Corp.(1)	426	52,735

		310,665

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 2.0%
Comcast Corp., Class A	4,992	$170,577

		170,577

Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	1,156	109,704

		109,704

Oil, Gas & Consumable Fuels — 0.8%
Continental Resources, Inc.(1)	1,124	66,260

		66,260

Personal Products — 1.4%
The Estee Lauder Cos., Inc., Class A	766	114,685

		114,685

Pharmaceuticals — 2.0%
Allergan PLC	482	81,116
Bristol-Myers Squibb Co.	1,423	90,004

		171,120

Professional Services — 1.2%
Equifax, Inc.	365	43,001
IHS Markit Ltd.(1)	1,185	57,164

		100,165

Road & Rail — 1.5%
JB Hunt Transport Services, Inc.	549	64,316
Norfolk Southern Corp.	453	61,508

		125,824

Semiconductors & Semiconductor Equipment — 3.7%
Lam Research Corp.	448	91,016
Micron Technology, Inc.(1)	1,387	72,318
NVIDIA Corp.	394	91,247
ON Semiconductor Corp.(1)	2,516	61,541

		316,122

Software — 9.6%
Adobe Systems, Inc.(1)	709	153,201
Microsoft Corp.	3,130	285,675
salesforce.com, Inc.(1)	1,240	144,212
ServiceNow, Inc.(1)	473	78,258
SS&C Technologies Holdings, Inc.	1,019	54,659
Workday, Inc., Class A(1)	743	94,443

		810,448

Specialty Retail — 1.4%
The TJX Cos., Inc.	1,480	120,709

		120,709

Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	2,705	453,845
NetApp, Inc.	1,485	91,610

		545,455

Textiles, Apparel & Luxury Goods — 4.5%
NIKE, Inc., Class B	2,744	182,311
Under Armour, Inc., Class A(1)	751	12,279
Under Armour, Inc., Class C(1)	4,897	70,272

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
VF Corp.	1,511	$111,995

		376,857

Total Common Stocks (Cost $6,700,024)		8,324,015

Exchange–Traded Funds — 0.8%
iShares Russell 1000 Growth ETF	483	65,731

Total Exchange–Traded Funds (Cost $58,344)		65,731

Total Investments — 99.3% (Cost $6,758,368)		8,389,746

Assets in excess of other liabilities — 0.7%		60,748

Total Net Assets — 100.0%		$8,450,494

(1)	Non–income–producing security.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$8,324,015	$—	$—	$8,324,015
Exchange–Traded Funds	65,731	—	—	65,731

Total	$8,389,746	$—	$—	$8,389,746

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 99.3%
Aerospace & Defense — 3.7%
Textron, Inc.	987	$58,204
The Boeing Co.	716	234,762
United Technologies Corp.	1,082	136,137

		429,103

Airlines — 0.7%
Delta Air Lines, Inc.	1,476	80,900

		80,900

Automobiles — 0.5%
General Motors Co.	1,523	55,346

		55,346

Banks — 6.8%
Bank of America Corp.	7,627	228,734
Citigroup, Inc.	3,539	238,882
JPMorgan Chase & Co.	776	85,337
Wells Fargo & Co.	4,270	223,791

		776,744

Beverages — 1.8%
Molson Coors Brewing Co., Class B	162	12,203
PepsiCo, Inc.	1,793	195,706

		207,909

Biotechnology — 2.3%
Biogen, Inc.(1)	616	168,673
Celgene Corp.(1)	1,146	102,235

		270,908

Building Products — 0.9%
Owens Corning	1,237	99,455

		99,455

Chemicals — 1.2%
CF Industries Holdings, Inc.	3,652	137,790

		137,790

Communications Equipment — 2.2%
Cisco Systems, Inc.	5,795	248,548

		248,548

Consumer Finance — 2.6%
Discover Financial Services	2,439	175,437
Synchrony Financial	3,621	121,412

		296,849

Containers & Packaging — 0.3%
Sealed Air Corp.	749	32,050

		32,050

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	363	72,411

		72,411

Electric Utilities — 3.2%
Exelon Corp.	4,342	169,381
NextEra Energy, Inc.	1,078	176,070
PPL Corp.	785	22,208

		367,659

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Electrical Equipment — 1.5%
Eaton Corp. PLC	2,168	$173,245

		173,245

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	1,816	117,640

		117,640

Equity Real Estate Investment — 2.6%
Annaly Capital Management, Inc. REIT	8,825	92,045
SBA Communications Corp. REIT(1)	1,017	173,826
STORE Capital Corp. REIT	1,480	36,733

		302,604

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	782	147,352

		147,352

Food Products — 2.7%
Archer-Daniels-Midland Co.	3,002	130,197
Tyson Foods, Inc., Class A	2,430	177,851

		308,048

Health Care Equipment & Supplies — 1.8%
Medtronic PLC	2,445	196,138
Zimmer Biomet Holdings, Inc.	140	15,265

		211,403

Health Care Providers & Services — 3.6%
Cigna Corp.	364	61,058
Express Scripts Holding Co.(1)	690	47,665
Humana, Inc.	531	142,749
McKesson Corp.	1,136	160,028

		411,500

Hotels, Restaurants & Leisure — 2.2%
Aramark	1,096	43,358
Marriott International, Inc., Class A	1,531	208,185

		251,543

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	3,826	43,502

		43,502

Industrial Conglomerates — 1.5%
Honeywell International, Inc.	1,166	168,499

		168,499

Insurance — 5.2%
Chubb Ltd.	361	49,374
MetLife, Inc.	3,718	170,619
Prudential Financial, Inc.	1,479	153,151
The Allstate Corp.	1,329	125,989
The Hartford Financial Services Group, Inc.	1,914	98,609

		597,742

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	165	238,811
Booking Holdings, Inc.(1)	19	39,528

		278,339

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Internet Software & Services — 6.5%
Alphabet, Inc., Class A(1)	201	$208,465
Alphabet, Inc., Class C(1)	209	215,644
Facebook, Inc., Class A(1)	2,037	325,492

		749,601

IT Services — 4.2%
DXC Technology Co.	1,855	186,483
FleetCor Technologies, Inc.(1)	777	157,342
Global Payments, Inc.	854	95,238
International Business Machines Corp.	262	40,199

		479,262

Machinery — 0.6%
Allison Transmission Holdings, Inc.	742	28,983
Ingersoll-Rand PLC	499	42,669

		71,652

Media — 1.9%
Comcast Corp., Class A	6,430	219,713

		219,713

Multiline Retail — 0.4%
Kohl’s Corp.	716	46,905

		46,905

Oil, Gas & Consumable Fuels — 4.5%
EOG Resources, Inc.	1,538	161,905
Exxon Mobil Corp.	871	64,985
Phillips 66	1,956	187,620
Valero Energy Corp.	1,066	98,893

		513,403

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	911	57,621
Eli Lilly & Co.	2,402	185,842
Johnson & Johnson	2,393	306,663
Pfizer, Inc.	2,357	83,650

		633,776

Road & Rail — 2.1%
Kansas City Southern	335	36,800
Union Pacific Corp.	1,542	207,291

		244,091

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Ltd.	436	102,744
Intel Corp.	5,304	276,232

		378,976

Software — 6.3%
Electronic Arts, Inc.(1)	1,065	129,121
Microsoft Corp.	3,365	307,123
Oracle Corp.	3,261	149,191
Take-Two Interactive Software, Inc.(1)	1,376	134,545

		719,980

Specialty Retail — 2.8%
Best Buy Co., Inc.	2,450	171,475
Ross Stores, Inc.	1,304	101,686
The Home Depot, Inc.	298	53,116

		326,277

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	1,967	$330,023
Hewlett Packard Enterprise Co.	6,365	111,642

		441,665

Tobacco — 2.2%
Altria Group, Inc.	1,272	79,271
Philip Morris International, Inc.	1,735	172,459

		251,730

Trading Companies & Distributors — 1.5%
United Rentals, Inc.(1)	623	107,611
Univar, Inc.(1)	2,293	63,631

		171,242

Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.(1)	1,402	85,578

		85,578

Total Common Stocks (Cost $10,380,705)		11,420,940

Total Investments — 99.3% (Cost $10,380,705)		11,420,940

Assets in excess of other liabilities — 0.7%		74,879

Total Net Assets — 100.0%		$11,495,819

(1)	Non–income–producing security.

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,420,940	$—	$—	$11,420,940

Total	$11,420,940	$—	$—	$11,420,940

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 97.0%
Aerospace & Defense — 2.9%
L3 Technologies, Inc.	151	$31,408
Northrop Grumman Corp.	201	70,173
Raytheon Co.	606	130,787
The Boeing Co.	321	105,250

		337,618

Banks — 5.8%
Bank of America Corp.	9,491	284,635
Citigroup, Inc.	2,301	155,317
JPMorgan Chase & Co.	1,348	148,240
SunTrust Banks, Inc.	1,416	96,345

		684,537

Beverages — 2.7%
Constellation Brands, Inc., Class A	106	24,160
Dr. Pepper Snapple Group, Inc.	500	59,190
Molson Coors Brewing Co., Class B	931	70,132
Monster Beverage Corp.(1)	485	27,747
PepsiCo, Inc.	1,221	133,272

		314,501

Biotechnology — 3.0%
AbbVie, Inc.	397	37,576
Alexion Pharmaceuticals, Inc.(1)	373	41,575
Amgen, Inc.	400	68,192
Biogen, Inc.(1)	121	33,132
Gilead Sciences, Inc.	1,142	86,095
Incyte Corp.(1)	83	6,917
Vertex Pharmaceuticals, Inc.(1)	481	78,393

		351,880

Building Products — 0.5%
AO Smith Corp.	170	10,810
Fortune Brands Home & Security, Inc.	903	53,178

		63,988

Capital Markets — 5.3%
BlackRock, Inc.	207	112,136
E*TRADE Financial Corp.(1)	2,427	134,480
Intercontinental Exchange, Inc.	811	58,814
Invesco Ltd.	1,642	52,560
Investment Technology Group, Inc.	2,232	44,060
KKR & Co. LP	3,915	79,474
The Goldman Sachs Group, Inc.	532	133,990

		615,514

Chemicals — 2.0%
CF Industries Holdings, Inc.	1	38
DowDuPont, Inc.	1,454	92,634
Ecolab, Inc.	64	8,773
FMC Corp.	109	8,346
Monsanto Co.	140	16,337
PPG Industries, Inc.	48	5,357
The Sherwin-Williams Co.	219	85,874
WR Grace & Co.	219	13,409

		230,768

Commercial Services & Supplies — 0.4%
Waste Connections, Inc.	616	44,192

		44,192

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Construction Materials — 0.3%
Summit Materials, Inc., Class A(1)	1,316	$39,848

		39,848

Containers & Packaging — 0.2%
Ball Corp.	642	25,494

		25,494

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	2,543	90,658
Verizon Communications, Inc.	1,463	69,961

		160,619

Electric Utilities — 2.0%
American Electric Power Co., Inc.	700	48,013
Duke Energy Corp.	167	12,938
Edison International	268	17,061
Exelon Corp.	1,065	41,546
FirstEnergy Corp.	327	11,121
NextEra Energy, Inc.	350	57,166
PG&E Corp.	323	14,189
The Southern Co.	184	8,217
Xcel Energy, Inc.	404	18,374

		228,625

Electrical Equipment — 1.2%
Emerson Electric Co.	1,644	112,285
Rockwell Automation, Inc.	129	22,472

		134,757

Electronic Equipment, Instruments & Components — 0.7%
Orbotech Ltd.(1)	1,363	84,751

		84,751

Equity Real Estate Investment — 1.3%
American Tower Corp. REIT	653	94,907
Gaming and Leisure Properties, Inc. REIT	1,686	56,430

		151,337

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	403	75,937
The Kroger Co.	2,277	54,512
Walmart, Inc.	625	55,606
Walgreens Boots Alliance, Inc.	755	49,430

		235,485

Food Products — 1.7%
Archer-Daniels-Midland Co.	79	3,426
McCormick & Co., Inc.	703	74,792
Pinnacle Foods, Inc.	571	30,891
The Kraft Heinz Co.	1,439	89,636

		198,745

Health Care Equipment & Supplies — 4.2%
Baxter International, Inc.	758	49,300
Becton Dickinson and Co.	581	125,903
Boston Scientific Corp.(1)	3,077	84,064
Danaher Corp.	1,165	114,065
DENTSPLY SIRONA, Inc.	1,277	64,246
Intuitive Surgical, Inc.(1)	118	48,714

		486,292

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Health Care Providers & Services — 1.8%
HCA Healthcare, Inc.	213	$20,661
McKesson Corp.	48	6,762
UnitedHealth Group, Inc.	874	187,036

		214,459

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	147	47,497
Hilton Worldwide Holdings, Inc.	806	63,481
Restaurant Brands International, Inc.	557	31,704
Wynn Resorts Ltd.	347	63,279
Yum China Holdings, Inc.	1,099	45,609

		251,570

Household Products — 1.7%
Church & Dwight Co., Inc.	710	35,756
Kimberly-Clark Corp.	441	48,567
The Procter & Gamble Co.	1,445	114,560

		198,883

Independent Power and Renewable Electricity Producers — 0.2%
NRG Energy, Inc.	877	26,775

		26,775

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	762	110,116
Roper Technologies, Inc.	330	92,628

		202,744

Insurance — 3.5%
American International Group, Inc.	1,935	105,303
Assured Guaranty Ltd.	2,549	92,274
Chubb Ltd.	610	83,430
Prudential PLC (United Kingdom)	5,012	125,286

		406,293

Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	238	344,467
Booking Holdings, Inc.(1)	70	145,627

		490,094

Internet Software & Services — 6.2%
Alibaba Group Holding Ltd., ADR(1)	381	69,929
Alphabet, Inc., Class A(1)	327	339,145
Facebook, Inc., Class A(1)	1,261	201,495
GoDaddy, Inc., Class A(1)	556	34,149
Instructure, Inc.(1)	793	33,425
Tencent Holdings Ltd., ADR	889	47,375

		725,518

IT Services — 3.5%
DXC Technology Co.	840	84,445
Fidelity National Information Services, Inc.	437	42,083
MasterCard, Inc., Class A	462	80,924
PayPal Holdings, Inc.(1)	468	35,507
Total System Services, Inc.	270	23,290
Visa, Inc., Class A	1,156	138,281

		404,530

Life Sciences Tools & Services — 0.2%
Mettler-Toledo International, Inc.(1)	48	27,601

		27,601

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 3.1%
Caterpillar, Inc.	754	$111,124
Deere & Co.	206	31,996
Dover Corp.	531	52,155
Fortive Corp.	1,352	104,807
KION Group AG (Germany)	627	58,512

		358,594

Media — 2.1%
Charter Communications, Inc., Class A(1)	297	92,432
Comcast Corp., Class A	2,171	74,183
DISH Network Corp., Class A(1)	504	19,097
Live Nation Entertainment, Inc.(1)	958	40,370
The Walt Disney Co.	205	20,590

		246,672

Metals & Mining — 0.5%
Alcoa Corp.(1)	445	20,007
Iluka Resources Ltd. (Australia)	4,215	34,498

		54,505

Multi-Utilities — 0.5%
Ameren Corp.	301	17,045
CMS Energy Corp.	265	12,002
Dominion Energy, Inc.	358	24,140

		53,187

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	781	47,180
Cairn Energy PLC (United Kingdom)(1)	7,975	23,083
Cenovus Energy, Inc. (Canada)	12,939	110,173
ConocoPhillips	1,419	84,132
Eni S.p.A. (Italy)	1,880	33,140
EOG Resources, Inc.	358	37,687
Exxon Mobil Corp.	1,629	121,540
Kinder Morgan, Inc.	2,615	39,382
Noble Energy, Inc.	1,059	32,088
ONEOK, Inc.	114	6,489
Pioneer Natural Resources Co.	304	52,221
Seven Generations Energy Ltd., Class A (Canada)(1)	2,692	33,432
Suncor Energy, Inc. (Canada)	1,237	42,717
The Williams Cos., Inc.	219	5,444
TOTAL S.A. (France)	1,247	70,871

		739,579

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,270	80,327
Eli Lilly & Co.	146	11,296
Jazz Pharmaceuticals PLC(1)	472	71,267
Johnson & Johnson	869	111,362
Merck & Co., Inc.	1,613	87,860
Nektar Therapeutics(1)	145	15,408
Pfizer, Inc.	2,044	72,542

		450,062

Road & Rail — 0.5%
Norfolk Southern Corp.	471	63,952

		63,952

Semiconductors & Semiconductor Equipment — 4.0%
Applied Materials, Inc.	1,448	80,523
Broadcom Ltd.	351	82,713
NXP Semiconductors N.V.(1)	386	45,162
ON Semiconductor Corp.(1)	3,566	87,224

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
QUALCOMM, Inc.	1,616	$89,543
Texas Instruments, Inc.	846	87,891

		473,056

Software — 6.9%
Activision Blizzard, Inc.	1,648	111,174
Adobe Systems, Inc.(1)	383	82,759
Everbridge, Inc.(1)	976	35,722
Microsoft Corp.	4,464	407,429
Oracle Corp.	1,107	50,645
RealPage, Inc.(1)	1,558	80,237
salesforce.com, Inc.(1)	349	40,589

		808,555

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	263	31,179
Burlington Stores, Inc.(1)	212	28,228
O’Reilly Automotive, Inc.(1)	166	41,065
The Home Depot, Inc.	1,043	185,904
The TJX Cos., Inc.	733	59,783

		346,159

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,327	390,424

		390,424

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	507	33,685

		33,685

Total Common Stocks (Cost $9,904,221)		11,355,848

Exchange–Traded Funds — 1.4%
SPDR S&P500 ETF Trust	619	162,890

Total Exchange–Traded Funds (Cost $149,400)		162,890

	Principal Amount	Value

Short–Term Investment — 1.8%
Repurchase Agreements — 1.8%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $212,007, due 4/2/2018(2)	$212,000	212,000

Total Repurchase Agreements (Cost $212,000)		212,000

Total Investments — 100.2% (Cost $10,265,621)		11,730,738

Liabilities in excess of other assets — (0.2)%		(27,312)

Total Net Assets — 100.0%		$11,703,426

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$220,000	$219,831

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$11,010,458	$345,390	*	$—	$11,355,848
Exchange–Traded Funds	162,890	—		—	162,890
Repurchase Agreements	—	212,000		—	212,000

Total	$11,173,348	$557,390		$—	$11,730,738

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 97.7%
Aerospace & Defense — 4.6%
Arconic, Inc.	4,656	$107,274
General Dynamics Corp.	452	99,847
L3 Technologies, Inc.	516	107,328
Raytheon Co.	322	69,494
Spirit AeroSystems Holdings, Inc., Class A	1,097	91,819
United Technologies Corp.	1,667	209,742

		685,504

Airlines — 2.4%
Delta Air Lines, Inc.	3,772	206,743
Southwest Airlines Co.	2,574	147,439

		354,182

Auto Components — 1.1%
BorgWarner, Inc.	3,285	165,006

		165,006

Automobiles — 0.7%
Fiat Chrysler Automobiles N.V.(1)	4,904	100,630

		100,630

Banks — 17.6%
Bank of America Corp.	22,807	683,982
Citigroup, Inc.	8,108	547,290
JPMorgan Chase & Co.	5,490	603,735
KeyCorp	5,401	105,589
Lloyds Banking Group PLC, ADR	24,523	91,226
Regions Financial Corp.	9,924	184,388
Wells Fargo & Co.	7,627	399,731

		2,615,941

Beverages — 0.7%
Coca-Cola European Partners PLC	2,473	103,025

		103,025

Biotechnology — 1.3%
Gilead Sciences, Inc.	2,572	193,903

		193,903

Capital Markets — 2.1%
TD Ameritrade Holding Corp.	1,423	84,284
The Goldman Sachs Group, Inc.	885	222,896

		307,180

Chemicals — 2.5%
Celanese Corp., Class A	310	31,065
DowDuPont, Inc.	1,634	104,102
FMC Corp.	715	54,748
Methanex Corp.	1,823	110,565
Nutrien Ltd.	1,605	75,852

		376,332

Communications Equipment — 3.3%
Cisco Systems, Inc.	11,472	492,034

		492,034

Construction Materials — 1.1%
Cemex S.A.B. de C.V., ADR(1)	10,407	68,894
CRH PLC, ADR	2,647	90,051

		158,945

Consumer Finance — 3.7%
American Express Co.	1,792	167,158
Capital One Financial Corp.	1,327	127,153

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Consumer Finance — (continued)
Discover Financial Services	2,354	$169,323
Synchrony Financial	2,720	91,202

		554,836

Containers & Packaging — 1.0%
WestRock Co.	2,182	140,019

		140,019

Diversified Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	3,138	625,968

		625,968

Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	3,450	164,979

		164,979

Electric Utilities — 0.6%
Edison International	1,424	90,652

		90,652

Electrical Equipment — 1.4%
ABB Ltd., ADR	2,936	69,701
Eaton Corp. PLC	1,707	136,406

		206,107

Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc.	1,161	48,483
Flex Ltd.(1)	4,642	75,804
TE Connectivity Ltd.	2,931	292,807

		417,094

Equity Real Estate Investment — 0.2%
Equity Residential REIT	515	31,734

		31,734

Food & Staples Retailing — 1.6%
CVS Health Corp.	3,703	230,364

		230,364

Health Care Providers & Services — 4.3%
Anthem, Inc.	673	147,858
Cigna Corp.	918	153,985
Laboratory Corp. of America Holdings(1)	865	139,914
McKesson Corp.	920	129,601
UnitedHealth Group, Inc.	345	73,830

		645,188

Insurance — 5.5%
American International Group, Inc.	2,571	139,914
Chubb Ltd.	1,277	174,655
Everest Re Group Ltd.	502	128,924
The Allstate Corp.	2,085	197,658
XL Group Ltd.	3,287	181,639

		822,790

Internet & Direct Marketing Retail — 0.6%
Booking Holdings, Inc.(1)	41	85,296

		85,296

Internet Software & Services — 1.4%
Alphabet, Inc., Class A(1)	78	80,897
eBay, Inc.(1)	3,228	129,895

		210,792

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
IT Services — 1.4%
DXC Technology Co.	2,116	$212,722

		212,722

Machinery — 1.1%
Cummins, Inc.	967	156,741

		156,741

Media — 1.8%
CBS Corp., Class B, NVDR	1,199	61,617
Comcast Corp., Class A	5,805	198,357
Liberty Latin America Ltd., Class C(1)	626	11,950

		271,924

Metals & Mining — 1.5%
Barrick Gold Corp.	4,817	59,971
Steel Dynamics, Inc.	3,526	155,920

		215,891

Oil, Gas & Consumable Fuels — 11.1%
Andeavor	2,160	217,210
Chevron Corp.	3,551	404,956
ConocoPhillips	3,611	214,096
Diamondback Energy, Inc.(1)	1,310	165,741
Energen Corp.(1)	1,155	72,604
EQT Corp.	1,749	83,095
Marathon Petroleum Corp.	2,592	189,501
Royal Dutch Shell PLC, Class A, ADR	4,825	307,883

		1,655,086

Pharmaceuticals — 8.2%
Johnson & Johnson	4,554	583,595
Merck & Co., Inc.	4,810	262,001
Pfizer, Inc.	10,586	375,697

		1,221,293

Software — 2.9%
Microsoft Corp.	1,383	126,226
Oracle Corp.	6,766	309,545

		435,771

Specialty Retail — 1.5%
The Home Depot, Inc.	690	122,985
The TJX Cos., Inc.	1,153	94,039

		217,024

Technology Hardware, Storage & Peripherals — 2.4%
HP, Inc.	8,312	182,199
NetApp, Inc.	2,893	178,469

		360,668

Total Common Stocks (Cost $12,748,716)		14,525,621

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.2%
Repurchase Agreements — 2.2%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $329,010, due 4/2/2018(2)	$329,000	$329,000

Total Repurchase Agreements (Cost $329,000)		329,000

Total Investments — 99.9% (Cost $13,077,716)		14,854,621

Assets in excess of other liabilities — 0.1%		17,943

Total Net Assets — 100.0%		$14,872,564

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$340,000	$339,739

Legend:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,525,621	$—	$—	$14,525,621
Repurchase Agreements	—	329,000	—	329,000

Total	$14,525,621	$329,000	$—	$14,854,621

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 95.8%
Aerospace & Defense — 2.7%
Raytheon Co.	1,235	$266,538

		266,538

Airlines — 1.4%
Delta Air Lines, Inc.	2,102	115,211
Southwest Airlines Co.	507	29,041

		144,252

Auto Components — 0.9%
BorgWarner, Inc.	1,729	86,848

		86,848

Banks — 8.0%
Citigroup, Inc.	4,482	302,535
JPMorgan Chase & Co.	3,414	375,437
Wells Fargo & Co.	2,243	117,556

		795,528

Biotechnology — 3.7%
Biogen, Inc.(1)	756	207,008
Gilead Sciences, Inc.	2,063	155,529

		362,537

Capital Markets — 6.6%
Northern Trust Corp.	1,710	176,352
State Street Corp.	1,945	193,975
TD Ameritrade Holding Corp.	1,113	65,923
The Goldman Sachs Group, Inc.	850	214,081

		650,331

Communications Equipment — 3.4%
Cisco Systems, Inc.	6,682	286,591
F5 Networks, Inc.(1)	353	51,047

		337,638

Construction & Engineering — 0.6%
Jacobs Engineering Group, Inc.	1,014	59,978

		59,978

Diversified Financial Services — 3.7%
Berkshire Hathaway, Inc., Class B(1)	1,837	366,445

		366,445

Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	4,886	233,649

		233,649

Electric Utilities — 1.2%
Exelon Corp.	2,996	116,874

		116,874

Electrical Equipment — 0.6%
Sensata Technologies Holding PLC(1)	1,188	61,574

		61,574

Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	565	56,443

		56,443

Energy Equipment & Services — 3.0%
Dril-Quip, Inc.(1)	677	30,330
National Oilwell Varco, Inc.	2,292	84,369
Oil States International, Inc.(1)	2,757	72,233
TechnipFMC PLC	3,594	105,843

		292,775

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 1.3%
Liberty Property Trust REIT	3,160	$125,547

		125,547

Food & Staples Retailing — 4.2%
Walmart, Inc.	3,107	276,430
Walgreens Boots Alliance, Inc.	2,169	142,004

		418,434

Health Care Providers & Services — 4.7%
Aetna, Inc.	755	127,595
Cigna Corp.	1,394	233,829
Quest Diagnostics, Inc.	993	99,598

		461,022

Household Durables — 2.5%
DR Horton, Inc.	4,328	189,740
Garmin Ltd.	1,012	59,637

		249,377

Insurance — 5.2%
Aflac, Inc.	1,014	44,373
Chubb Ltd.	631	86,302
FNF Group	2,632	105,332
Reinsurance Group of America, Inc.	482	74,228
The Allstate Corp.	1,536	145,613
Validus Holdings Ltd.	832	56,118

		511,966

Internet & Direct Marketing Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A(1)	1,259	31,689

		31,689

Internet Software & Services — 0.3%
eBay, Inc.(1)	823	33,118

		33,118

IT Services — 2.6%
Amdocs Ltd.	928	61,916
International Business Machines Corp.	1,245	191,020

		252,936

Machinery — 1.4%
Crane Co.	830	76,974
PACCAR, Inc.	970	64,185

		141,159

Media — 6.3%
Comcast Corp., Class A	3,377	115,392
Discovery, Inc., Class A(1)	4,678	100,250
Discovery, Inc., Class C(1)	1,275	24,888
The Walt Disney Co.	1,298	130,371
Time Warner, Inc.	2,623	248,083

		618,984

Metals & Mining — 3.0%
Newmont Mining Corp.	5,070	198,085
Reliance Steel & Aluminum Co.	1,108	95,000

		293,085

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 6.4%
Apache Corp.	2,571	$98,932
ConocoPhillips	3,050	180,834
Exxon Mobil Corp.	1,888	140,864
Noble Energy, Inc.	6,913	209,464

		630,094

Pharmaceuticals — 6.1%
Eli Lilly & Co.	2,309	178,647
Pfizer, Inc.	7,855	278,774
Roche Holding AG, ADR	5,040	144,270

		601,691

Real Estate Management & Development — 1.5%
CBRE Group, Inc., Class A(1)	3,146	148,554

		148,554

Road & Rail — 1.9%
Norfolk Southern Corp.	1,361	184,797

		184,797

Semiconductors & Semiconductor Equipment — 2.9%
Ambarella, Inc.(1)	930	45,561
Intel Corp.	3,558	185,301
QUALCOMM, Inc.	472	26,153
Synaptics, Inc.(1)	716	32,743

		289,758

Software — 2.2%
Microsoft Corp.	1,156	105,508
VMware, Inc., Class A(1)	926	112,296

		217,804

Specialty Retail — 1.8%
Ross Stores, Inc.	1,913	149,176
Tractor Supply Co.	478	30,123

		179,299

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	481	80,702

		80,702

Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	2,188	162,175

		162,175

Total Common Stocks (Cost $8,331,788)		9,463,601

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 4.3%
Repurchase Agreements — 4.3%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $423,013, due 4/2/2018(2)	$423,000	$423,000

Total Repurchase Agreements (Cost $423,000)		423,000

Total Investments — 100.1% (Cost $8,754,788)		9,886,601

Liabilities in excess of other assets — (0.1)%		(7,578)

Total Net Assets — 100.0%		$9,879,023

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$435,000	$434,665

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,463,601	$—	$—	$9,463,601
Repurchase Agreements	—	423,000	—	423,000

Total	$9,463,601	$423,000	$—	$9,886,601

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 96.9%
Aerospace & Defense — 2.1%
Harris Corp.	590	$95,155
Teledyne Technologies, Inc.(1)	954	178,560

		273,715

Airlines — 1.3%
Ryanair Holdings PLC, ADR(1)	1,343	164,988

		164,988

Banks — 0.6%
SVB Financial Group(1)	341	81,843

		81,843

Biotechnology — 2.8%
ACADIA Pharmaceuticals, Inc.(1)	1,839	41,322
Alkermes PLC(1)	1,075	62,307
BeiGene Ltd., ADR(1)	150	25,200
Celgene Corp.(1)	866	77,256
DBV Technologies S.A., ADR(1)	668	15,411
Neurocrine Biosciences, Inc.(1)	1,312	108,804
Puma Biotechnology, Inc.(1)	547	37,224

		367,524

Building Products — 1.1%
AO Smith Corp.	2,207	140,343

		140,343

Capital Markets — 5.3%
LPL Financial Holdings, Inc.	3,633	221,867
MSCI, Inc.	623	93,120
TD Ameritrade Holding Corp.	6,271	371,431

		686,418

Commercial Services & Supplies — 3.4%
Cimpress N.V.(1)	1,430	221,221
Edenred (France)	2,707	94,193
Ritchie Bros Auctioneers, Inc.	4,070	128,083

		443,497

Consumer Finance — 0.6%
Synchrony Financial	2,291	76,817

		76,817

Containers & Packaging — 1.5%
Sealed Air Corp.	4,583	196,107

		196,107

Diversified Consumer Services — 1.8%
ServiceMaster Global Holdings, Inc.(1)	4,733	240,673

		240,673

Electrical Equipment — 3.3%
AMETEK, Inc.	927	70,424
Sensata Technologies Holding PLC(1)	6,917	358,508

		428,932

Electronic Equipment, Instruments & Components — 6.8%
Belden, Inc.	1,467	101,135
Dolby Laboratories, Inc., Class A	1,407	89,429
Flex Ltd.(1)	10,097	164,884
National Instruments Corp.	4,017	203,140
TE Connectivity Ltd.	3,256	325,274

		883,862

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Equity Real Estate Investment — 3.6%
Crown Castle International Corp. REIT	2,146	$235,223
Lamar Advertising Co., Class A REIT	3,605	229,494

		464,717

Health Care Equipment & Supplies — 7.8%
Boston Scientific Corp.(1)	8,264	225,772
DexCom, Inc.(1)	1,068	79,203
ICU Medical, Inc.(1)	420	106,008
STERIS PLC	2,214	206,699
Teleflex, Inc.	418	106,582
The Cooper Cos., Inc.	578	132,252
Varian Medical Systems, Inc.(1)	1,286	157,728

		1,014,244

Health Care Providers & Services — 0.5%
Henry Schein, Inc.(1)	1,012	68,017

		68,017

Health Care Technology — 2.0%
athenahealth, Inc.(1)	1,844	263,747

		263,747

Hotels, Restaurants & Leisure — 2.0%
Dunkin’ Brands Group, Inc.	2,559	152,747
Norwegian Cruise Line Holdings Ltd.(1)	2,049	108,535

		261,282

Industrial Conglomerates — 1.0%
Carlisle Cos., Inc.	1,202	125,501

		125,501

Insurance — 2.8%
Aon PLC	1,534	215,266
Intact Financial Corp. (Canada)	1,476	110,911
WR Berkley Corp.	573	41,657

		367,834

Internet & Direct Marketing Retail — 0.3%
Wayfair, Inc., Class A(1)	504	34,035

		34,035

IT Services — 9.6%
Amdocs Ltd.	3,402	226,981
Broadridge Financial Solutions, Inc.	1,724	189,106
Euronet Worldwide, Inc.(1)	498	39,302
Fidelity National Information Services, Inc.	1,565	150,710
Gartner, Inc.(1)	903	106,211
Global Payments, Inc.	1,478	164,827
Jack Henry & Associates, Inc.	813	98,332
WEX, Inc.(1)	1,749	273,928

		1,249,397

Leisure Products — 0.5%
Polaris Industries, Inc.	578	66,193

		66,193

Life Sciences Tools & Services — 4.4%
IQVIA Holdings, Inc.(1)	1,623	159,233
PerkinElmer, Inc.	3,055	231,325
Waters Corp.(1)	893	177,394

		567,952

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Machinery — 2.1%
Rexnord Corp.(1)	5,007	$148,608
The Middleby Corp.(1)	600	74,274
Wabtec Corp.	619	50,386

		273,268

Media — 0.7%
Omnicom Group, Inc.	1,271	92,364

		92,364

Oil, Gas & Consumable Fuels — 0.3%
World Fuel Services Corp.	1,890	46,400

		46,400

Professional Services — 5.1%
CoStar Group, Inc.(1)	841	305,014
IHS Markit Ltd.(1)	2,109	101,738
Verisk Analytics, Inc.(1)	2,428	252,512

		659,264

Road & Rail — 1.7%
Canadian Pacific Railway Ltd.	358	63,187
Old Dominion Freight Line, Inc.	1,080	158,728

		221,915

Semiconductors & Semiconductor Equipment — 8.5%
KLA-Tencor Corp.	1,985	216,385
Lam Research Corp.	951	193,205
Microchip Technology, Inc.	3,064	279,927
ON Semiconductor Corp.(1)	9,191	224,812
Xilinx, Inc.	2,610	188,546

		1,102,875

Software — 8.9%
Atlassian Corp. PLC, Class A(1)	4,720	254,503
Constellation Software, Inc. (Canada)	376	255,117
Intuit, Inc.	527	91,356
Nice Ltd., ADR	1,733	162,781
SS&C Technologies Holdings, Inc.	5,074	272,169
The Ultimate Software Group, Inc.(1)	519	126,480

		1,162,406

Specialty Retail — 1.0%
Tractor Supply Co.	919	57,915
Williams-Sonoma, Inc.	1,379	72,756

		130,671

Textiles, Apparel & Luxury Goods — 2.8%
Carter’s, Inc.	813	84,633
Gildan Activewear, Inc.	6,410	185,185
Lululemon Athletica, Inc.(1)	1,067	95,091

		364,909

Trading Companies & Distributors — 0.7%
Ferguson PLC (United Kingdom)	1,168	87,856

		87,856

Total Common Stocks (Cost $9,636,491)		12,609,566

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 3.2%
Repurchase Agreements — 3.2%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $415,013, due 4/2/2018(2)	$415,000	$415,000

Total Repurchase Agreements (Cost $415,000)		415,000

Total Investments — 100.1% (Cost $10,051,491)		13,024,566

Liabilities in excess of other assets — (0.1)%		(12,467)

Total Net Assets — 100.0%		$13,012,099

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$425,000	$424,673

Legend:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$12,427,517	$182,049	*	$—	$12,609,566
Repurchase Agreements	—	415,000		—	415,000

Total	$12,427,517	$597,049		$—	$13,024,566

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 98.1%
Aerospace & Defense — 3.5%
Arconic, Inc.	6,776	$156,119
Harris Corp.	1,652	266,435

		422,554

Auto Components — 0.8%
Aptiv PLC	1,210	102,814

		102,814

Banks — 6.0%
Fifth Third Bancorp	5,684	180,467
PacWest Bancorp	4,334	214,663
Regions Financial Corp.	11,769	218,668
Zions Bancorporation	2,067	108,993

		722,791

Beverages — 2.8%
Molson Coors Brewing Co., Class B	4,526	340,944

		340,944

Building Products — 1.0%
Owens Corning	1,568	126,067

		126,067

Capital Markets — 1.9%
Northern Trust Corp.	2,241	231,114

		231,114

Chemicals — 3.5%
International Flavors & Fragrances, Inc.	1,458	199,615
PPG Industries, Inc.	1,969	219,740

		419,355

Commercial Services & Supplies — 3.5%
Republic Services, Inc.	3,916	259,357
Stericycle, Inc.(1)	2,857	167,220

		426,577

Communications Equipment — 0.7%
ARRIS International PLC(1)	3,360	89,275

		89,275

Construction & Engineering — 2.7%
Jacobs Engineering Group, Inc.	5,500	325,325

		325,325

Consumer Finance — 1.2%
Ally Financial, Inc.	5,536	150,302

		150,302

Containers & Packaging — 5.5%
International Paper Co.	3,916	209,232
Packaging Corp. of America	1,369	154,286
Sealed Air Corp.	7,217	308,816

		672,334

Electric Utilities — 3.0%
American Electric Power Co., Inc.	3,860	264,757
PG&E Corp.	2,203	96,778

		361,535

Electrical Equipment — 1.4%
Acuity Brands, Inc.	1,238	172,317

		172,317

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Energy Equipment & Services — 3.8%
C&J Energy Services, Inc.(1)	4,556	$117,636
National Oilwell Varco, Inc.	4,674	172,050
Patterson-UTI Energy, Inc.	9,746	170,652

		460,338

Equity Real Estate Investment — 3.9%
American Campus Communities, Inc. REIT	4,396	169,773
Invitation Homes, Inc. REIT	7,449	170,061
Mid-America Apartment Communities, Inc. REIT	1,496	136,495

		476,329

Health Care Equipment & Supplies — 3.6%
STERIS PLC	1,367	127,623
Varian Medical Systems, Inc.(1)	1,007	123,509
Zimmer Biomet Holdings, Inc.	1,753	191,147

		442,279

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	1,056	91,038
Humana, Inc.	657	176,621
Universal Health Services, Inc., Class B	913	108,108

		375,767

Hotels, Restaurants & Leisure — 1.1%
The Wendy’s Co.	7,552	132,538

		132,538

Household Durables — 2.3%
Mohawk Industries, Inc.(1)	720	167,198
Whirlpool Corp.	699	107,024

		274,222

Household Products — 1.7%
Spectrum Brands Holdings, Inc.	1,930	200,141

		200,141

Insurance — 10.9%
Arch Capital Group Ltd.(1)	2,204	188,640
Brown & Brown, Inc.	10,848	275,973
FNF Group	4,712	188,574
Loews Corp.	6,129	304,795
The Allstate Corp.	1,968	186,567
Willis Towers Watson PLC	1,188	180,802

		1,325,351

IT Services — 7.2%
Amdocs Ltd.	3,975	265,212
DST Systems, Inc.	931	77,878
Euronet Worldwide, Inc.(1)	1,069	84,366
Fidelity National Information Services, Inc.	2,914	280,618
Leidos Holdings, Inc.	2,497	163,304

		871,378

Life Sciences Tools & Services — 1.3%
Charles River Laboratories International, Inc.(1)	1,429	152,531

		152,531

Machinery — 0.8%
The Middleby Corp.(1)	830	102,746

		102,746

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Media — 1.4%
The Interpublic Group of Cos., Inc.	7,104	$163,605

		163,605

Multi-Utilities — 2.3%
Ameren Corp.	5,007	283,546

		283,546

Multiline Retail — 1.7%
Kohl’s Corp.	3,166	207,405

		207,405

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	3,301	199,413
Cimarex Energy Co.	1,801	168,394
Hess Corp.	3,626	183,548

		551,355

Real Estate Management & Development — 2.0%
CBRE Group, Inc., Class A(1)	5,149	243,136

		243,136

Road & Rail — 3.5%
Kansas City Southern	2,919	320,652
Ryder System, Inc.	1,394	101,469

		422,121

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	673	61,331

		61,331

Software — 1.0%
Check Point Software Technologies Ltd.(1)	1,179	117,122

		117,122

Technology Hardware, Storage & Peripherals — 1.9%
NCR Corp.(1)	7,305	230,254

		230,254

Water Utilities — 2.1%
American Water Works Co., Inc.	3,144	258,217

		258,217

Total Common Stocks (Cost $10,943,974)		11,915,016

	Principal Amount	Value

Short–Term Investment — 2.5%
Repurchase Agreements — 2.5%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $301,009, due 4/2/2018(2)	$301,000	301,000

Total Repurchase Agreements (Cost $301,000)		301,000

Total Investments — 100.6% (Cost $11,244,974)		12,216,016

Liabilities in excess of other assets — (0.6)%		(74,913)

Total Net Assets — 100.0%		$12,141,103

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$310,000	$309,762

Legend:

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,915,016	$—	$—	$11,915,016
Repurchase Agreements	—	301,000	—	301,000

Total	$11,915,016	$301,000	$—	$12,216,016

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 98.2%
Austria — 1.2%
ams AG	1,168	$122,275

		122,275

Cayman Islands — 2.2%
Baidu, Inc., ADR(1)	593	132,352
JD.com, Inc., ADR(1)	2,607	105,557

		237,909

Denmark — 2.4%
Novo Nordisk A/S, Class B	5,184	255,076

		255,076

Finland — 1.3%
Wartsila OYJ Abp	6,360	140,707

		140,707

France — 3.2%
Accor S.A.	2,459	132,834
Safran S.A.	1,986	210,458

		343,292

Germany — 14.3%
Bayer AG (Reg S)	2,131	240,959
Continental AG	780	215,455
Delivery Hero AG(1)(2)	3,333	161,307
Deutsche Boerse AG	1,463	199,298
Fresenius SE & Co. KGaA	1,962	149,863
Linde AG(1)	753	158,520
SAP SE	2,565	268,417
Zalando SE(1)(2)	2,203	120,182

		1,514,001

Hong Kong — 3.0%
AIA Group Ltd.	37,000	315,864

		315,864

India — 1.3%
HDFC Bank Ltd., ADR	1,345	132,846

		132,846

Ireland — 1.5%
Ryanair Holdings PLC, ADR(1)	1,336	164,128

		164,128

Italy — 0.7%
FinecoBank Banca Fineco S.p.A.	6,545	78,846

		78,846

Japan — 24.6%
Asahi Group Holdings Ltd.	3,300	177,544
Daikin Industries Ltd.	1,400	155,474
FANUC Corp.	800	203,607
Keyence Corp.	400	250,374
Komatsu Ltd.	5,000	167,952
Kubota Corp.	8,200	144,507
Makita Corp.	3,300	164,047
Nidec Corp.	1,400	214,754
Nitori Holdings Co. Ltd.	800	140,014
Nitto Denko Corp.	1,500	113,722
ORIX Corp.	7,200	128,538
Recruit Holdings Co. Ltd.	5,800	145,567
Shimano, Inc.	1,000	144,838
Shiseido Co. Ltd.	2,900	187,357
Tokyo Electron Ltd.	800	147,747
Yamaha Motor Co. Ltd.	4,200	125,692

		2,611,734

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Luxembourg — 1.0%
Eurofins Scientific SE	207	$109,424

		109,424

Netherlands — 4.7%
Altice N.V., Class A(1)	4,682	38,725
ASML Holding N.V.	1,332	263,532
RELX N.V.	9,599	199,141

		501,398

Republic of Korea — 1.2%
Samsung Electronics Co. Ltd., GDR	113	129,498

		129,498

Singapore — 1.8%
DBS Group Holdings Ltd.	9,200	194,073

		194,073

South Africa — 1.4%
Naspers Ltd., Class N	620	151,873

		151,873

Spain — 2.7%
Grifols S.A., ADR	5,573	118,147
Industria de Diseno Textil S.A.	5,319	166,709

		284,856

Sweden — 1.9%
Atlas Copco AB, Class A	4,680	202,745

		202,745

Switzerland — 6.2%
Cie Financiere Richemont S.A. (Reg S)	2,030	182,355
Roche Holding AG	1,487	341,058
UBS Group AG (Reg S)(1)	7,413	130,530

		653,943

Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,331	145,764

		145,764

United Kingdom — 20.2%
British American Tobacco PLC	4,915	285,321
Burberry Group PLC	7,286	173,510
Ferguson PLC	2,106	158,412
Intertek Group PLC	2,616	171,230
Persimmon PLC	2,700	95,992
Prudential PLC	9,828	245,674
Reckitt Benckiser Group PLC	2,385	202,102
St James’s Place PLC	7,021	107,187
Unilever PLC	7,673	426,363
Vodafone Group PLC	54,828	150,130
WPP PLC	8,059	128,090

		2,144,011

Total Common Stocks (Cost $8,441,294)		10,434,263

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 1.7%
Repurchase Agreements — 1.7%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $177,006, due 4/2/2018(3)	$177,000	$177,000

Total Repurchase Agreements (Cost $177,000)		177,000

Total Investments — 99.9% (Cost $8,618,294)		10,611,263

Assets in excess of other liabilities — 0.1%		14,295

Total Net Assets — 100.0%		$10,625,558

(1)	Non–income–producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2018, the aggregate market value of these securities amounted to $281,489, representing 2.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$185,000	$184,858

Legend:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Austria	$—	$122,275	*	$—	$122,275
Cayman Islands	237,909	—		—	237,909
Denmark	—	255,076	*	—	255,076
Finland	—	140,707	*	—	140,707
France	—	343,292	*	—	343,292
Germany	—	1,514,001	*	—	1,514,001
Hong Kong	—	315,864	*	—	315,864
India	132,846	—		—	132,846
Ireland	164,128	—		—	164,128
Italy	—	78,846	*	—	78,846
Japan	—	2,611,734	*	—	2,611,734
Luxembourg	—	109,424	*	—	109,424
Netherlands	—	501,398	*	—	501,398
Republic of Korea	129,498	—		—	129,498
Singapore	—	194,073	*	—	194,073
South Africa	—	151,873	*	—	151,873
Spain	118,147	166,709	*	—	284,856
Sweden	—	202,745	*	—	202,745
Switzerland	—	653,943	*	—	653,943
Taiwan	145,764	—		—	145,764
United Kingdom	—	2,144,011	*	—	2,144,011
Repurchase Agreements	—	177,000		—	177,000

Total	$928,292	$9,682,971		$—	$10,611,263

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — 97.0%
Australia — 0.6%
Caltex Australia Ltd.	2,894	$70,275

		70,275

Belgium — 1.7%
Anheuser-Busch InBev S.A.	1,657	182,109

		182,109

Brazil — 0.9%
Cielo S.A.	15,300	95,884

		95,884

Canada — 4.2%
Canadian National Railway Co.	1,347	98,446
National Bank of Canada	3,349	157,631
Suncor Energy, Inc.	5,710	197,181

		453,258

Denmark — 2.0%
AP Moller - Maersk A/S, Class B	48	74,823
Carlsberg A/S, Class B	1,173	140,172

		214,995

Finland — 1.5%
Sampo OYJ, Class A	2,923	163,028

		163,028

France — 11.9%
Air Liquide S.A.	1,237	151,680
Capgemini SE	1,664	207,533
Cie de Saint-Gobain	2,291	121,013
Cie Generale des Etablissements Michelin	1,380	203,983
Safran S.A.	1,197	126,848
Societe Generale S.A.	2,376	129,267
Valeo S.A.	1,961	129,680
Vinci S.A.	2,199	216,516

		1,286,520

Germany — 4.3%
Deutsche Post AG (Reg S)	2,281	99,747
Fresenius SE & Co. KGaA	1,329	101,513
SAP SE	2,522	263,917

		465,177

India — 0.7%
ICICI Bank Ltd., ADR	8,000	70,800

		70,800

Ireland — 3.6%
Medtronic PLC	2,679	214,909
Ryanair Holdings PLC, ADR(1)	1,394	171,253

		386,162

Japan — 19.6%
Bridgestone Corp.	2,400	105,367
Daiwa House Industry Co. Ltd.	7,412	285,289
Don Quijote Holdings Co. Ltd.	5,700	326,378
Isuzu Motors Ltd.	9,400	144,310
Kao Corp.	1,730	130,434
KDDI Corp.	4,900	125,838
Makita Corp.	4,500	223,700
Nexon Co. Ltd.(1)	8,000	135,711
Shin-Etsu Chemical Co. Ltd.	1,300	135,146
Sony Corp.	2,300	112,008
Sumitomo Mitsui Financial Group, Inc.	4,300	182,339
United Arrows Ltd.	2,100	79,664
Yamaha Corp.	3,000	131,179

		2,117,363

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2018 (unaudited)	Shares	Value

Common Stocks — (continued)
Luxembourg — 0.7%
Tenaris S.A.	4,518	$78,110

		78,110

Netherlands — 3.0%
ABN AMRO Group N.V.(2)	2,580	77,786
Wolters Kluwer N.V.	4,526	241,040

		318,826

Norway — 3.1%
Statoil ASA	6,368	150,820
Telenor ASA	8,211	186,755

		337,575

Singapore — 2.2%
DBS Group Holdings Ltd.	7,680	162,009
NetLink NBN Trust(1)	125,200	77,908

		239,917

Spain — 1.4%
Red Electrica Corp. S.A.	7,084	145,923

		145,923

Sweden — 3.4%
Assa Abloy AB, Class B	9,525	206,805
Nordea Bank AB	14,519	155,109

		361,914

Switzerland — 4.3%
Julius Baer Group Ltd.(1)	2,235	137,620
Novartis AG (Reg S)	4,019	325,145

		462,765

Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,020	175,915

		175,915

Turkey — 1.0%
Turkcell Iletisim Hizmetleri A.S.	28,928	110,632

		110,632

United Kingdom — 25.3%
Aon PLC	1,724	241,929
BHP Billiton PLC	13,168	259,753
British American Tobacco PLC	4,530	262,972
BT Group PLC	22,003	70,306
Compass Group PLC	8,996	183,826
Diageo PLC	3,016	102,032
Ferguson PLC	3,355	252,361
Howden Joinery Group PLC	13,444	87,013
Informa PLC	12,675	127,905
Prudential PLC	14,888	372,160
Royal Dutch Shell PLC, Class A	10,222	320,764
Shire PLC	4,812	239,874
Unilever PLC	3,783	210,209

		2,731,104

Total Common Stocks (Cost $8,927,395)		10,468,252

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Short–Term Investment — 2.8%
Repurchase Agreements — 2.8%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $303,009, due 4/2/2018(3)	$303,000	$303,000

Total Repurchase Agreements (Cost $303,000)		303,000

Total Investments — 99.8% (Cost $9,230,395)		10,771,252

Assets in excess of other liabilities — 0.2%		23,862

Total Net Assets — 100.0%		$10,795,114

(1)	Non–income–producing security.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2018, the aggregate market value of these securities amounted to $77,786, representing 0.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$310,000	$309,762

Legend:

ADR – American Depositary Receipt

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$70,275	*	$—	$70,275
Belgium	—	182,109	*	—	182,109
Brazil	95,884	—		—	95,884
Canada	453,258	—		—	453,258
Denmark	—	214,995	*	—	214,995
Finland	—	163,028	*	—	163,028
France	—	1,286,520	*	—	1,286,520
Germany	—	465,177	*	—	465,177
India	70,800	—		—	70,800
Ireland	386,162	—		—	386,162
Japan	—	2,117,363	*	—	2,117,363
Luxembourg	—	78,110	*	—	78,110
Netherlands	—	318,826	*	—	318,826
Norway	—	337,575	*	—	337,575
Singapore	—	239,917	*	—	239,917
Spain	—	145,923	*	—	145,923
Sweden	—	361,914	*	—	361,914
Switzerland	—	462,765	*	—	462,765
Taiwan	175,915	—		—	175,915
Turkey	—	110,632	*	—	110,632
United Kingdom	241,929	2,489,175	*	—	2,731,104
Repurchase Agreements	—	303,000		—	303,000

Total	$1,423,948	$9,347,304		$—	$10,771,252

*	Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2018 (unaudited)	Amount	Value

Agency Mortgage–Backed Securities — 18.5%
Federal Home Loan Mortgage Corp.
4.00% due 8/1/2047	$213,339	$219,311
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificate
K072 A2
3.444% due 12/25/2027	42,000	42,572
Federal National Mortgage Association
3.50% due 4/1/2048(1)	400,000	400,836
4.00% due 9/1/2047	468,010	480,897
4.00% due 4/1/2048(1)	450,000	461,788
4.50% due 9/1/2047	228,067	239,272
4.50% due 4/1/2048(1)	1,600,000	1,675,344
Government National Mortgage Association
4.00% due 4/1/2048(1)	450,000	462,542
2017-168 AS
2.70% due 8/16/2058	97,588	94,872
2017-41 AS
2.60% due 6/16/2057	84,844	81,808
2017-69 AS
2.75% due 2/16/2058	45,432	43,929
2017-71 AS
2.70% due 4/16/2057	29,020	27,949
2017-89 AB
2.60% due 7/16/2058	28,707	27,800
2017-90 AS
2.70% due 7/16/2057	40,325	39,035

Total Agency Mortgage–Backed Securities (Cost $4,314,901)		4,297,955

Asset–Backed Securities — 30.1%
Ally Auto Receivables Trust
2017-5 A2
1.81% due 6/15/2020	13,000	12,943
American Credit Acceptance Receivables Trust
2016-2 C
6.09% due 5/12/2022(2)	11,000	11,346
2017-3 A
1.82% due 3/10/2020(2)	17,179	17,130
2018-1 A
2.72% due 3/10/2021(2)	77,000	76,972
AmeriCredit Automobile Receivables Trust
2013-5 D
2.86% due 12/9/2019	44,000	44,041
2014-1 C
2.15% due 3/9/2020	18,972	18,959
2015-3 B
2.08% due 9/8/2020	31,000	30,935
2016-4 A2A
1.34% due 4/8/2020	5,150	5,140
2017-1 A2A
1.51% due 5/18/2020	11,326	11,290
2017-2 C
2.97% due 3/20/2023	44,000	43,798
2017-3 B
2.24% due 6/19/2023	18,000	17,731
2017-4 A3
2.04% due 7/18/2022	176,000	173,891
2017-4 C
2.60% due 9/18/2023	56,000	54,978
2017-4 D
3.08% due 12/18/2023	47,000	46,380
Ares XXXIII CLO Ltd.
2015-1A A1R
3.375% (LIBOR 3 Month + 1.35%) due 12/5/2025(2)(3)	250,000	251,367

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2018 (unaudited)	Amount	Value

Asset–Backed Securities — (continued)
Ascentium Equipment Receivables Trust
2016-2A A2
1.46% due 4/10/2019(2)	$3,819	$3,811
2016-2A A3
1.65% due 5/10/2022(2)	14,000	13,862
2016-2A B
2.50% due 9/12/2022(2)	9,000	8,900
2017-1A A2
1.87% due 7/10/2019(2)	34,756	34,658
2017-1A A3
2.29% due 6/10/2021(2)	12,000	11,872
Barclays Dryrock Issuance Trust
2015-4 A
1.72% due 8/16/2021	111,000	110,554
BMW Vehicle Owner Trust
2018-A A2A
2.09% due 11/25/2020	90,000	89,668
California Republic Auto Receivables Trust
2015-1 A4
1.82% due 9/15/2020	31,232	31,117
2015-2 B
2.53% due 6/15/2021	87,000	86,401
2015-3 A4
2.13% due 5/17/2021	34,000	33,887
2015-4 A3
2.04% due 1/15/2020(2)	17,814	17,806
2015-4 A4
2.58% due 6/15/2021(2)	97,000	96,991
2016-2 B
2.52% due 5/16/2022	21,000	20,604
2017-1 A3
1.90% due 3/15/2021	51,000	50,696
Capital Auto Receivables Asset Trust
2017-1 B
2.43% due 5/20/2022(2)	28,000	27,524
2017-1 C
2.70% due 9/20/2022(2)	40,000	39,428
2017-1 D
3.15% due 2/20/2025(2)	26,000	25,754
Capital One Multi-Asset Execution Trust
2017-A5 A5
2.357% (LIBOR 1 Month + 0.58%) due 7/15/2027(3)	31,000	31,300
2017-A6 A6
2.29% due 7/15/2025	76,000	74,036
CarMax Auto Owner Trust
2015-2 A4
1.80% due 3/15/2021	40,000	39,679
2016-4 A2
1.21% due 11/15/2019	4,927	4,915
Chase Issuance Trust
Series 2015-A7, Class A7
1.62% due 7/15/2020	100,000	99,769

Chrysler Capital Auto Receivables Trust
2014-BA A4
1.76% due 12/16/2019(2)	1,156	1,156
2014-BA D
3.44% due 8/16/2021(2)	17,000	17,065
2016-AA C
3.25% due 6/15/2022(2)	6,000	6,032
Citibank Credit Card Issuance Trust
2013-A7 A7
2.17% (LIBOR 1 Month + 0.43%) due 9/10/2020(3)	100,000	100,160
2017-A2 A2
1.74% due 1/19/2021	100,000	99,431
2017-A5 A5
2.474% (LIBOR 1 Month + 0.62%) due 4/22/2026(3)	60,000	60,412

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2018 (unaudited)	Amount	Value

Asset–Backed Securities — (continued)
CNH Equipment Trust
2015-A A4
1.85% due 4/15/2021	$65,000	$64,654
Conn Funding II LP
2017-B A
2.73% due 7/15/2020(2)	62,643	62,540
CPS Auto Trust
2017-D A
1.87% due 3/15/2021(2)	76,838	76,494
Daimler Trucks Retail Trust
2018-1 A2
2.60% due 5/15/2020(2)	72,000	72,004
Discover Card Execution Note Trust
2013-A6 A6
2.227% (LIBOR 1 Month + 0.45%) due 4/15/2021(3)	200,000	200,364
2014-A1 A1
2.207% (LIBOR 1 Month + 0.43%) due 7/15/2021(3)	200,000	200,487
2016-A1 A1
1.64% due 7/15/2021	100,000	99,327
2017-A2 A2
2.39% due 7/15/2024	142,000	139,340
DLL Securitization Trust
2017-A A4
2.43% due 11/17/2025(2)	100,000	97,983
Drive Auto Receivables Trust
2015-BA C
2.76% due 7/15/2021(2)	26,250	26,299
2016-AA C
3.91% due 5/17/2021(2)	47,644	47,925
2016-BA D
4.53% due 8/15/2023(2)	41,000	41,944
2016-CA B
2.37% due 11/16/2020(2)	10,994	10,999
2016-CA C
3.02% due 11/15/2021(2)	37,000	37,058
2016-CA D
4.18% due 3/15/2024(2)	14,000	14,229
2017-2 A2A
1.63% due 8/15/2019	6,689	6,686
2017-2 A3
1.82% due 6/15/2020	62,000	61,922
2017-3 C
2.80% due 7/15/2022	62,000	61,807
2017-AA B
2.51% due 1/15/2021(2)	32,000	31,982
2017-AA D
4.16% due 5/15/2024(2)	26,000	26,425
Dryden 38 Senior Loan Fund
2015-38A A
3.152% (LIBOR 3 Month + 1.43%) due 7/15/2027(2)(3)	250,000	250,271
Engs Commercial Finance Trust
2018-1A A1
2.97% due 2/22/2021(2)	100,000	99,994
First Investors Auto Owner Trust
2016-2A A1
1.53% due 11/16/2020(2)	6,749	6,729
2017-1A A1
1.69% due 4/15/2021(2)	21,473	21,373
2017-2A A1
1.86% due 10/15/2021(2)	76,088	75,670

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2018 (unaudited)	Amount	Value

Asset–Backed Securities — (continued)
2017-3A A2
2.41% due 12/15/2022(2)	$24,000	$23,699
2017-3A B
2.72% due 4/17/2023(2)	10,000	9,842
Flagship Credit Auto Trust
2017-1 A
1.93% due 12/15/2021(2)	27,965	27,867
2017-2 A
1.85% due 7/15/2021(2)	28,230	28,075
2017-3 A
1.88% due 10/15/2021(2)	29,487	29,285
2017-3 B
2.59% due 7/15/2022(2)	20,000	19,797
2017-4 A
2.07% due 4/15/2022(2)	25,787	25,595
2018-1 A
2.59% due 6/15/2022(2)	43,850	43,749
Ford Credit Auto Lease Trust
2017-B A2A
1.80% due 6/15/2020	54,000	53,689
Ford Credit Auto Owner Trust
2016-C A2A
1.04% due 9/15/2019	10,352	10,324
Foursight Capital Automobile Receivables Trust
2016-1 A2
2.87% due 10/15/2021(2)	48,708	48,539
2018-1 B
3.53% due 4/17/2023(2)	100,000	100,126
GM Financial Automobile Leasing Trust
2016-3 A3
1.61% due 12/20/2019	19,000	18,887
2017-2 A2A
1.72% due 1/21/2020	13,233	13,162
GM Financial Consumer Automobile
2017-1A B
2.30% due 6/16/2023(2)	9,000	8,839
GM Financial Consumer Automobile Receivables Trust
2017-3A A2A
1.71% due 9/16/2020(2)	72,000	71,660
GMF Floorplan Owner Revolving Trust
2018-2 A1
3.13% due 3/15/2023(2)	100,000	100,281
Honda Auto Receivables Owner Trust
2016-2 A3
1.39% due 4/15/2020	9,924	9,866
2016-4 A2
1.04% due 4/18/2019	8,379	8,362
Hyundai Auto Lease Securitization Trust
2016-B A3
1.52% due 10/15/2019(2)	90,165	89,976
2017-C A2A
1.89% due 3/16/2020(2)	100,000	99,394

Laurel Road Prime Student Loan Trust
2017-B A1FX
1.63% due 8/25/2042(2)	37,428	37,330
LCM XXII Ltd.
22A A1
3.225% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	250,000	253,038
Master Credit Card Trust II Series
2018-1A A
2.331% (LIBOR 1 Month + 0.49%) due 7/22/2024(2)(3)	100,000	99,970

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

	Principal
March 31, 2018 (unaudited)	Amount	Value

Asset–Backed Securities — (continued)
Mercedes-Benz Auto Lease Trust
2018-A A2
2.20% due 4/15/2020	$56,000	$55,841
Mercedes-Benz Auto Receivables Trust
2015-1 A3
1.34% due 12/16/2019	45,892	45,746
2016-1 A3
1.26% due 2/16/2021	24,373	24,137
Mercedes-Benz Master Owner Trust
2015-BA A
2.157% (LIBOR 1 Month + 0.38%) due 4/15/2020(2)(3)	100,000	100,018
OSCAR U.S. Funding Trust V
2016-2A A2A
2.31% due 11/15/2019(2)	16,650	16,634
Pennsylvania Higher Education Assistance Agency
2006-1 B
2.015% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	50,329	48,697
Santander Drive Auto Receivables Trust
2014-2 C
2.33% due 11/15/2019	12,875	12,873
2014-4 C
2.60% due 11/16/2020	12,103	12,103
2015-4 C
2.97% due 3/15/2021	29,000	29,051
2016-3 B
1.89% due 6/15/2021	12,000	11,940
2017-3 A3
1.87% due 6/15/2021	48,000	47,674
2017-3 C
2.76% due 12/15/2022	12,000	11,883
2018-1 A2
2.10% due 11/16/2020	49,000	48,896
2018-1 B
2.63% due 7/15/2022	46,000	45,766
2018-1 D
3.32% due 3/15/2024	35,000	34,523
SoFi Professional Loan Program LLC
2017-E A2B
2.72% due 11/26/2040(2)	100,000	98,260
Sound Point CLO II Ltd.
2013-1A A1R
2.823% (LIBOR 1 Month + 1.07%) due 1/26/2031(2)(3)	250,000	250,319
SunTrust Auto Receivables Trust
2015-1A A4
1.78% due 1/15/2021(2)	24,506	24,367
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A
2.04% due 3/15/2022	100,000	99,510
Series 2017-2, Class A
2.62% due 10/15/2025	86,000	84,262
TCF Auto Receivables Owner Trust
2014-1A A4
1.56% due 1/15/2020(2)	6,530	6,525
2016-1A A2
1.39% due 11/15/2019(2)	124	124
2016-1A B
2.32% due 6/15/2022(2)	69,000	67,366
2016-PT1A B
2.92% due 10/17/2022(2)	30,000	29,618
Trillium Credit Card Trust II
2016-1A A
2.592% (LIBOR 1 Month + 0.72%) due 5/26/2021(2)(3)	213,000	213,147

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Asset–Backed Securities — (continued)
Volvo Financial Equipment LLC
2015-1A A4
1.91% due 1/15/2020(2)	$50,000	$49,811
Westlake Automobile Receivables Trust
2016-2A A2
1.57% due 6/17/2019(2)	1,996	1,995
2016-3A B
2.07% due 12/15/2021(2)	10,000	9,959
2017-2A A2A
1.80% due 7/15/2020(2)	37,288	37,139
World Financial Network Credit Card Master Trust
2015-A A
2.257% (LIBOR 1 Month + 0.48%) due 2/15/2022(3)	125,000	125,018
2017-B A
1.98% due 6/15/2023	80,000	79,184
2017-C A
2.31% due 8/15/2024	91,000	89,424
2017-C M
2.66% due 8/15/2024	40,000	39,429
2018-A A
3.07% due 12/16/2024	34,000	34,053

Total Asset–Backed Securities (Cost $7,026,206)		7,005,539

Corporate Bonds & Notes — 26.0%
Aerospace & Defense — 0.2%
Embraer S.A.
5.15% due 6/15/2022	15,000	15,690
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/2025(2)	33,000	34,155

		49,845

Airlines — 0.1%
Gol Finance, Inc.
7.00% due 1/31/2025(2)	12,000	11,805

		11,805

Auto Manufacturers — 0.9%
Ford Motor Co.
7.45% due 7/16/2031	65,000	78,755
General Motors Co.
6.60% due 4/1/2036	69,000	79,078
Tesla, Inc.
5.30% due 8/15/2025(2)	49,000	42,752

		200,585

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc.
6.25% due 4/1/2025	44,000	43,890

		43,890

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc.
4.70% due 2/1/2036	50,000	52,903
Anheuser-Busch InBev Worldwide, Inc.
4.00% due 4/13/2028(4)	44,000	44,537

		97,440

Building Materials — 0.1%
Standard Industries, Inc.
6.00% due 10/15/2025(2)	32,000	32,800

		32,800

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Chemicals — 0.5%
Blue Cube Spinco, Inc.
10.00% due 10/15/2025	$22,000	$25,850
GCP Applied Technologies, Inc.
9.50% due 2/1/2023(2)	10,000	11,009
Rain CII Carbon LLC / CII Carbon Corp.
7.25% due 4/1/2025(2)	44,000	46,530
The Chemours Co.
7.00% due 5/15/2025	32,000	34,560

		117,949

Coal — 0.4%
Peabody Energy Corp.
6.00% due 3/31/2022(2)	10,000	10,200
6.375% due 3/31/2025(2)	53,000	54,987
Warrior Met Coal, Inc.
8.00% due 11/1/2024(2)	33,000	33,578

		98,765

Commercial Banks — 5.1%
Bank of America Corp.
3.593% (LIBOR 3 Month + 1.37%) due 7/21/2028(3)	45,000	43,707
3.824% (LIBOR 3 Month + 1.575%) due 1/20/2028(3)	44,000	43,470
3.95% due 4/21/2025	25,000	24,780
4.00% due 1/22/2025	77,000	76,848
Citigroup, Inc.
3.887% (LIBOR 3 Month + 1.563%) due 1/10/2028(3)	76,000	75,589
4.45% due 9/29/2027	36,000	36,426
HBOS PLC
6.00% due 11/1/2033(2)	35,000	39,225
JPMorgan Chase & Co.
3.782% (LIBOR 3 Month + 1.337%) due 2/1/2028(3)	140,000	139,160
Morgan Stanley
3.625% due 1/20/2027	31,000	30,343
4.00% due 7/23/2025	65,000	65,605
Popular, Inc.
7.00% due 7/1/2019	25,000	25,500
Santander U.K. PLC
7.95% due 10/26/2029	87,000	110,878
The Goldman Sachs Group, Inc.
2.908% (LIBOR 3 Month + 1.053%) due 6/5/2023(3)	66,000	64,233
6.25% due 2/1/2041	55,000	69,741
6.75% due 10/1/2037	5,000	6,264
The Toronto-Dominion Bank
3.625% (5 Year USD Swap + 2.205%) due 9/15/2031(3)	74,000	70,920
Wachovia Corp.
7.574% due 8/1/2026(3)	151,000	183,523
Wells Fargo & Co.
3.00% due 10/23/2026	62,000	58,060

Westpac Banking Corp.
4.322% (5 Year USD ICE Swap + 2.236%) due 11/23/2031(3)	31,000	30,770

		1,195,042

Commercial Services — 0.7%
Ahern Rentals, Inc.
7.375% due 5/15/2023(2)	47,000	45,590
Rent-A-Center, Inc.
4.75% due 5/1/2021	16,000	14,160
The Brink’s Co.
4.625% due 10/15/2027(2)	35,000	32,463
United Rentals North America, Inc.
4.875% due 1/15/2028	47,000	45,355
Weight Watchers International, Inc.
8.625% due 12/1/2025(5)(6)	32,000	34,080

		171,648

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Computers — 0.3%
Dell International LLC / EMC Corp.
3.48% due 6/1/2019(2)	$17,000	$17,077
5.45% due 6/15/2023(2)	16,000	16,960
6.02% due 6/15/2026(2)	9,000	9,692
8.35% due 7/15/2046(2)	14,000	17,783

		61,512

Diversified Financial Services — 1.1%
Affiliated Managers Group, Inc.
4.25% due 2/15/2024	25,000	25,801
BrightSphere Investment Group PLC
4.80% due 7/27/2026	15,000	15,056
Discover Financial Services
4.10% due 2/9/2027	24,000	23,807
International Lease Finance Corp.
5.875% due 4/1/2019	55,000	56,501
5.875% due 8/15/2022	12,000	12,878
Nationstar Mortgage LLC / Nationstar Capital Corp.
7.875% due 10/1/2020	11,000	11,220
Navient Corp.
6.125% due 3/25/2024	28,000	27,895
6.625% due 7/26/2021	28,000	29,085
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.50% due 3/15/2027(2)	5,000	5,074
4.875% due 4/15/2045(2)	25,000	24,115
Quicken Loans, Inc.
5.25% due 1/15/2028(2)	23,000	21,505

		252,937

Electric — 1.1%
Appalachian Power Co.
7.00% due 4/1/2038	23,000	31,498
Berkshire Hathaway Energy Co.
3.80% due 7/15/2048(2)	13,000	12,392
Dynegy, Inc.
7.625% due 11/1/2024	32,000	34,520
Edison International
4.125% due 3/15/2028	22,000	22,161
Entergy Louisiana LLC
4.00% due 3/15/2033	17,000	17,336
Exelon Generation Co. LLC
5.60% due 6/15/2042	45,000	46,236
Massachusetts Electric Co.
4.004% due 8/15/2046(2)	20,000	19,863
South Carolina Electric & Gas Co.
6.05% due 1/15/2038	43,000	51,197
6.625% due 2/1/2032	15,000	18,439

		253,642

Entertainment — 0.7%
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC
5.375% due 4/15/2027(2)	26,000	25,740
Eldorado Resorts, Inc.
6.00% due 4/1/2025	45,000	45,675
Jacobs Entertainment, Inc.
7.875% due 2/1/2024(2)	30,000	31,800
Mohegan Gaming & Entertainment
7.875% due 10/15/2024(2)	59,000	58,705

		161,920

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Food — 0.1%
Arcor SAIC
6.00% due 7/6/2023(2)	$13,000	$13,390

		13,390

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
4.00% due 1/14/2025	23,000	22,195

		22,195

Gas — 0.1%
Dominion Energy Gas Holdings LLC
4.60% due 12/15/2044	30,000	31,431

		31,431

Healthcare-Services — 1.2%
Acadia Healthcare Co., Inc.
5.625% due 2/15/2023	34,000	34,425
6.50% due 3/1/2024	10,000	10,400
Ascension Health
3.945% due 11/15/2046	18,000	18,269
HCA, Inc.
5.50% due 6/15/2047	71,000	68,604
7.50% due 11/6/2033	10,000	10,925
Kaiser Foundation Hospitals
4.15% due 5/1/2047	24,000	24,825
MPH Acquisition Holdings LLC
7.125% due 6/1/2024(2)	20,000	20,650
NYU Hospitals Center
4.368% due 7/1/2047	6,000	6,259
The New York and Presbyterian Hospital
4.063% due 8/1/2056	35,000	34,707
WellCare Health Plans, Inc.
5.25% due 4/1/2025	56,000	56,210

		285,274

Home Builders — 0.8%
AV Homes, Inc.
6.625% due 5/15/2022	31,000	31,665
Century Communities, Inc.
5.875% due 7/15/2025	24,000	22,860
PulteGroup, Inc.
7.875% due 6/15/2032	38,000	45,410
TRI Pointe Group, Inc.
5.25% due 6/1/2027	44,000	41,360
William Lyon Homes, Inc.
5.875% due 1/31/2025	19,000	18,607
6.00% due 9/1/2023(2)	20,000	19,925

		179,827

Household Products & Wares — 0.6%
Central Garden & Pet Co.
5.125% due 2/1/2028	36,000	34,200
Kimberly-Clark de Mexico S.A.B. de C.V.
3.80% due 4/8/2024(2)	100,000	99,335

		133,535

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Insurance — 0.7%
Assurant, Inc.
4.90% due 3/27/2028	$22,000	$22,500
CNO Financial Group, Inc.
5.25% due 5/30/2025	23,000	22,885
Lincoln National Corp.
6.30% due 10/9/2037	11,000	13,289
Teachers Insurance & Annuity Association of America
4.90% due 9/15/2044(2)	48,000	52,903
Willis North America, Inc.
7.00% due 9/29/2019	50,000	52,835

		164,412

Internet — 0.7%
Amazon.com, Inc.
3.15% due 8/22/2027(2)	55,000	53,066
4.80% due 12/5/2034	14,000	15,509
5.20% due 12/3/2025	32,000	35,663
Netflix, Inc.
4.375% due 11/15/2026	54,000	51,030

		155,268

Iron & Steel — 0.2%
AK Steel Corp.
7.00% due 3/15/2027	18,000	17,595
Cleveland-Cliffs, Inc.
5.75% due 3/1/2025(2)	25,000	23,875
Vale Overseas Ltd.
6.875% due 11/10/2039	11,000	13,035

		54,505

Leisure Time — 0.5%
Carnival PLC
7.875% due 6/1/2027	25,000	32,048
Silversea Cruise Finance Ltd.
7.25% due 2/1/2025(2)	42,000	44,415
Viking Cruises Ltd.
5.875% due 9/15/2027(2)	46,000	43,585

		120,048

Machinery-Construction & Mining — 0.2%
BlueLine Rental Finance Corp. / BlueLine Rental LLC
9.25% due 3/15/2024(2)	48,000	51,465

		51,465

Machinery-Diversified — 0.5%
nVent Finance Sarl
4.55% due 4/15/2028(2)	58,000	58,268
SPX FLOW, Inc.
5.625% due 8/15/2024(2)	47,000	47,822

		106,090

Media — 1.2%
21st Century Fox America, Inc.
7.75% due 12/1/2045	20,000	30,067
CCO Holdings LLC / CCO Holdings Capital Corp.
5.75% due 2/15/2026(2)	20,000	19,900
Comcast Corp.
3.15% due 3/1/2026	78,000	75,098
3.969% due 11/1/2047	49,000	46,460
Cox Communications, Inc.
8.375% due 3/1/2039(2)	40,000	54,877
DISH DBS Corp.
7.75% due 7/1/2026	22,000	20,631

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Media — (continued)
Time Warner Cable LLC
7.30% due 7/1/2038	$17,000	$20,381
Time Warner Entertainment Co. LP
8.375% due 7/15/2033	18,000	23,424

		290,838

Metal Fabricate & Hardware — 0.0%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375% due 12/15/2023(2)	9,000	9,450

		9,450

Mining — 0.4%
Barrick North America Finance LLC
7.50% due 9/15/2038	13,000	17,016
Freeport-McMoRan, Inc.
3.875% due 3/15/2023	51,000	49,286
Glencore Finance Canada Ltd.
5.55% due 10/25/2042(2)	25,000	26,351
Hudbay Minerals, Inc.
7.25% due 1/15/2023(2)	3,000	3,113
7.625% due 1/15/2025(2)	5,000	5,281

		101,047

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc.
7.50% due 3/15/2025(2)	66,000	67,733
General Electric Co.
6.15% due 8/7/2037	18,000	21,417
Koppers, Inc.
6.00% due 2/15/2025(2)	20,000	20,434

		109,584

Oil & Gas — 1.9%
Berry Petroleum Co. LLC
7.00% due 2/15/2026(2)	12,000	12,094
Carrizo Oil & Gas, Inc.
6.25% due 4/15/2023	10,000	10,000
Continental Resources, Inc.
3.80% due 6/1/2024	48,000	46,200
Eni S.p.A.
5.70% due 10/1/2040(2)	100,000	109,306
Halcon Resources Corp.
6.75% due 2/15/2025	20,000	19,650
Kerr-McGee Corp.
7.875% due 9/15/2031	20,000	26,410
Petrobras Global Finance B.V.
4.375% due 5/20/2023	18,000	17,663
7.25% due 3/17/2044	41,000	41,820
Petroleos Mexicanos
4.50% due 1/23/2026	19,000	18,420
Precision Drilling Corp.
7.75% due 12/15/2023	6,000	6,233
Sanchez Energy Corp.
6.125% due 1/15/2023	30,000	21,881
SM Energy Co.
6.50% due 1/1/2023	11,000	10,917
Valero Energy Corp.
10.50% due 3/15/2039	25,000	41,222
WPX Energy, Inc.
5.25% due 9/15/2024	45,000	44,325
6.00% due 1/15/2022	5,000	5,138
YPF S.A.
8.50% due 7/28/2025(2)	14,000	15,454

		446,733

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337% due 12/15/2027	$46,000	$43,988
National Oilwell Varco, Inc.
3.95% due 12/1/2042	18,000	15,790
Transocean Proteus Ltd.
6.25% due 12/1/2024(2)	24,300	24,725

		84,503

Pharmaceuticals — 0.4%
Bayer Corp.
6.65% due 2/15/2028(2)	11,000	13,420
CVS Health Corp.
4.30% due 3/25/2028	49,000	49,209
Teva Pharmaceutical Finance Netherlands III B.V.
2.20% due 7/21/2021	24,000	21,612
Valeant Pharmaceuticals International, Inc.
5.625% due 12/1/2021(2)	19,000	18,145

		102,386

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC
5.125% due 6/30/2027	35,000	34,737
Colonial Pipeline Co.
4.25% due 4/15/2048(2)	23,000	22,975
Kinder Morgan, Inc.
7.75% due 1/15/2032	29,000	37,056
Peru LNG S.R.L.
5.375% due 3/22/2030(2)	200,000	200,450

		295,218

Real Estate — 0.0%
Hunt Companies, Inc.
6.25% due 2/15/2026(2)	12,000	11,584

		11,584

Real Estate Investment Trusts — 0.8%
EPR Properties
4.75% due 12/15/2026	37,000	37,040
5.25% due 7/15/2023	50,000	52,271
Equinix, Inc.
5.875% due 1/15/2026	21,000	21,892
Kilroy Realty LP
6.625% due 6/1/2020	10,000	10,674
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625% due 5/1/2024	15,000	15,450
VEREIT Operating Partnership LP
3.00% due 2/6/2019	45,000	45,008

		182,335

Retail — 0.6%
Conn’s, Inc.
7.25% due 7/15/2022	35,000	34,738

FirstCash, Inc.
5.375% due 6/1/2024(2)	17,000	17,271
JC Penney Corp., Inc.
5.875% due 7/1/2023(2)	36,000	34,470
The Men’s Wearhouse, Inc.
7.00% due 7/1/2022	46,000	47,265

		133,744

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Principal Amount	Value

Corporate Bonds & Notes — (continued)
Software — 0.2%
First Data Corp.
5.75% due 1/15/2024(2)	$42,000	$42,263

		42,263

Telecommunications — 0.7%
AT&T, Inc.
5.15% due 2/14/2050	6,000	6,061
6.00% due 8/15/2040	27,000	30,495
Frontier Communications Corp.
11.00% due 9/15/2025	22,000	16,486
T-Mobile U.S.A., Inc.
6.50% due 1/15/2026	22,000	23,375
Verizon Communications, Inc.
4.862% due 8/21/2046	75,000	75,689

		152,106

Water — 0.1%
Aquarion Co.
4.00% due 8/15/2024(2)	25,000	25,931

		25,931

Total Corporate Bonds & Notes (Cost $6,124,718)		6,054,942

Non–Agency Mortgage–Backed Securities — 3.4%
Bancorp Commercial Mortgage Trust
2018-CR3 A
2.627% due 1/15/2033(2)(3)(7)	21,000	21,000
BANK
2018-BN10 AS
3.898% due 2/15/2061	35,000	35,724
Caesars Palace Las Vegas Trust
2017-VICI A
3.531% due 10/15/2034(2)	92,000	92,867
2017-VICI B
3.835% due 10/15/2034(2)	57,000	57,735
CCUBS Commercial Mortgage Trust
2017-C1 AS
3.907% due 11/15/2050(3)(7)	14,000	14,185
Citigroup Commercial Mortgage Trust
2016-GC36 D
2.85% due 2/10/2049(2)	135,000	103,117
Commercial Mortgage Trust
2015-PC1 B
4.589% due 7/10/2050(3)(7)	100,000	100,253
2015-PC1 D
4.589% due 7/10/2050(3)(7)	33,000	27,272
2016-SAVA A
3.46% due 10/15/2034(2)(3)(7)	69,027	69,096
JPMBB Commercial Mortgage Securities Trust
2015-C30 C
4.451% due 7/15/2048(3)(7)	13,000	12,581

Morgan Stanley Capital Barclays Bank Trust
2016-MART C
2.817% due 9/13/2031(2)	100,000	97,205
2016-MART XCP
0.406% due 9/13/2031(2)(3)(7)(8)	5,633,000	8,573

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)		Principal Amount	Value

Non–Agency Mortgage–Backed Securities — (continued)
UBS Commercial Mortgage Trust
2018-C8 B
4.567% due 2/15/2051(3)(7)		$115,000	$119,697
Wells Fargo Commercial Mortgage Trust
2017-C41 B
4.188% due 11/15/2050(3)(7)		26,000	26,472

Total Non–Agency Mortgage–Backed Securities (Cost $790,028)			785,777

Foreign Government — 5.2%
Argentine Republic Government International Bond
4.625% due 1/11/2023	USD	13,000	12,532
6.875% due 1/26/2027	USD	42,000	42,819
8.28% due 12/31/2033	USD	50,473	55,268
Japan Bank for International Cooperation
2.125% due 11/16/2020	USD	160,000	157,257
2.375% due 11/16/2022	USD	200,000	194,473
2.50% due 6/1/2022	USD	200,000	196,243
Mexico Government International Bond
4.00% due 10/2/2023	USD	66,000	67,584
Province of Alberta Canada
3.30% due 3/15/2028	USD	165,000	166,172
Province of Quebec Canada
2.375% due 1/31/2022	USD	160,000	157,061
2.75% due 4/12/2027	USD	119,000	115,056
Provincia de Buenos Aires Argentina
6.50% due 2/15/2023(2)	USD	15,000	15,375
Romanian Government International Bond
6.125% due 1/22/2044(2)	USD	8,000	9,609
Uruguay Government International Bond
4.50% due 8/14/2024	USD	18,000	18,838
7.875% due 1/15/2033	USD	3,000	4,099

Total Foreign Government (Cost $1,228,280)			1,212,386

U.S. Government Securities — 29.5%
U.S. Treasury Bonds
2.75% due 8/15/2047		$925,000	884,062
3.00% due 5/15/2047		407,000	408,987
3.625% due 2/15/2044		546,000	611,797
U.S. Treasury Inflation Indexed Notes (TIPS)
0.625% due 1/15/2026		415,106	415,045
U.S. Treasury Notes
1.625% due 12/31/2019		502,000	496,509
1.875% due 4/30/2022		40,000	39,011
2.00% due 1/31/2020		1,877,000	1,868,055
2.25% due 11/15/2027		527,000	504,808
2.375% due 1/31/2023		1,648,000	1,634,481

Total U.S. Government Securities (Cost $6,821,728)			6,862,755

Short–Term Investment — 0.5%
Repurchase Agreements — 0.5%
Fixed Income Clearing Corp., 0.28%, dated 3/29/2018, proceeds at maturity value of $122,004, due 4/2/2018(9)		122,000	122,000

Total Repurchase Agreements (Cost $122,000)			122,000

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

March 31, 2018 (unaudited)	Value
Total Investments(10) — 113.2% (Cost $26,427,861)	$26,341,354

Liabilities in excess of other assets — (13.2)%	(3,077,211)

Total Net Assets — 100.0%	$23,264,143

(1)	TBA — To be announced.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2018, the aggregate market value of these securities amounted to $6,098,240, representing 26.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2018.
(4)	When Issued Security.
(5)	Security that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At March 31, 2018, the aggregate market value of this security amounted to $34,080, representing 0.1% of net assets. This security has been deemed illiquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Weight Watchers International, Inc.	32,000	$34,347	$34,080	2/16/2018 – 2/22/2018	0.15%

(7)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(8)	Interest only security.
(9)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp.	2.375%	2/16/2021	$125,000	$124,904

(10)	A portion of the securities in the Fund is segregated to cover to be announced securities (TBA).

Legend:

LIBOR – London Interbank Offered Rate

TIPS – Treasury Inflation Protected Security

USD – United States Dollar

See accompanying Notes to Schedule of Investments.

SCHEDULE OF INVESTMENTS

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	— Valuation Inputs —
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$4,297,955	$—	$4,297,955
Asset–Backed Securities	—	7,005,539	—	7,005,539
Corporate Bonds & Notes	—	6,054,942	—	6,054,942
Non–Agency Mortgage–Backed Securities	—	785,777	—	785,777
Foreign Government	—	1,212,386	—	1,212,386
U.S. Government Securities	—	6,862,755	—	6,862,755
Repurchase Agreements	—	122,000	—	122,000

Total	$—	$26,341,354	$—	$26,341,354

See accompanying Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to a Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Funds’ Schedule of Investments. As of March 31, 2018, Guardian Core Plus Fixed Income VIP Fund held one illiquid security.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an “arm’s length” transaction to a willing buyer in the principal or most advantageous market for the investment. ASC Topic 820 established a hierarchy for classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis.

The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the reporting period. Transfers between Levels 1 and 2 related to certain exchange-traded foreign securities whose prices may have been affected by events occurring after the close of trading on the exchange and, as a result, whose value were determined by a pricing service using pricing models in accordance with methods approved by the Funds’ Board of Trustees. Transfers between Levels 2 and 3 relate to securities which have significant unobservable inputs, as they trade infrequently or not at all. Transfers into and out of each level of the fair value hierarchy for the period ended March 31, 2018 were as follows:

	Transfers into Level 1	Transfers (out) of Level 2
Guardian International Value VIP Fund
Common Stocks	$99,563	$(99,563)

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Funds’ assets and liabilities carried at fair value as of March 31, 2018 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Funds’ Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations. As of March 31, 2018, the Funds had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended March 31, 2018, the Funds did not hold any derivatives.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual report to shareholders filed on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial and accounting officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guardian Variable Products Trust

By:	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date:	May 17, 2018

By:	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date:	May 17, 2018